Note 5 - Inventories	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Text Block]
5.	INVENTORIES

The Company’s inventories consist of:

	As of December 31,
	2011	2012
Raw materials	€271	€332
Semi-finished goods	979	236
Finished goods	1,696	1,422
Total	€2,946	€1,990

From September through December of 2012, we interrupted our manufacturing activities due to an excess of inventory and a decreased demand for our APIs.  At December 31, 2011 and 2012, the reserves for obsolescence were €789 and €332 respectively. The decrease from 2011 is mainly due to the utilization of the reserve for €630 in connection with the distruction of inventories that was written off in the prior year along with the establishment of a reserve of €173 for APIs which did not pass our quality standards.

Prior to signing the named-patient and cost recovery program agreements, all costs associated with the production of defibrotide were expensed as research and development expenses. As of December 31, 2011 and December, 31 2012, inventory included €676 and €738 for defibrotide commercial batches classified as finished goods, which are expected to be sold through the named-patient and cost recovery programs.